Note 13 - Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Finance Lease, Liability, Fiscal Year Maturity [Table Text Block]
December 31,
2020	415
2021	299
2022	221
2023	122
2024 and thereafter	30
Total undiscounted minimum lease payments	1,086
Less: amount representing interest	(41)
Present value of minimum lease payments	1,044
Less: current portion	(392)
Long-term portion	653

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
December 31,
2020	980
2021	758
2022	474
2023	349
2024 and thereafter	171
Total undiscounted minimum lease payments	2,732
Less: amount representing interest	(48)
Present value of minimum lease payments	2,684
Less: current portion	(958)
Long-term portion	1,726